Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$ 677,505	$ 814,572
Interest on lease liabilities, included in interest expense	102,539	154,858
Operating lease:
Amortization of assets, included in total operating expense	51,762	101,504
Interest on lease liabilities, included in total operating expense	8,197	20,763
Total net lease cost	840,000	1,091,697
Operating lease ROU asset	198,549	241,911	$ 324,267
Current operating lease liabilities	106,102	104,549	101,505
Noncurrent operating lease liabilities	102,407	147,525	$ 231,312
Total operating lease liabilities	208,509	252,074
Property and equipment, at cost	4,416,665	4,366,665
Accumulated amortization	(2,516,643)	(2,267,449)
Property and equipment, net	1,900,022	2,099,216
Current obligations of finance leases	1,147,355	1,317,542
Finance leases, net of current obligations	765,102	1,222,420
Total finance lease liabilities	$ 1,912,457	$ 2,539,962